Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2023	May 31, 2022	May 31, 2021
Related Party Transaction [Line Items]
Amounts due from related parties - non current		$ 1,735	$ 3,365
Net revenues		2,997,760	3,105,246	$ 4,276,539
Loans provided to related parties		2,387	41,226	10,486
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		9,383	23,245
Amounts due to related parties - current		346	226
Amounts due from related parties - non current		1,735	3,365
Net revenues		2,098	41	1,114
Loans provided to related parties		2,387	41,226	10,486
Cost		1,766	54,695	2,090
Metropolis [Member] | Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]	2,435	998
Amounts due to related parties - current	[1]	236	27
Amounts due from related parties - non current	[1]	1,398	2,770
Rental expense	[1]	8,387	11,590	11,653
MaxEn [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loans provided to related parties			38,130
MaxEn [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans provided to related parties	[2]	0	38,130	10,486
Dianshi Jingwei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost			52,380
Dianshi Jingwei [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans provided to related parties	[3]	0	3,096	0
Cost	[3]	0	52,380	0
Others [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Net revenues		0	41	18
Loans provided to related parties		2,387	0	0
Cost		0	714	0
Other Subsidiaries [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		2,862	50
Amounts due to related parties - current		92	199
Amounts due from related parties - non current		337	595
Edutainment World [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[4]	4,086	2,016
Amounts due to related parties - current	[4]	18	0
Net revenues	[4]	2,098	0	1,096
Cost	[4]	1,253	186	175
Beijing Dianshi Jingwei Technology Co., Ltd ("Dianshi Jingwei") [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[3]	0	20,181
Amounts due to related parties - current	[3]	0	0
Beijing Dongfang Heli Investment and Developement Ltd ("Dongfang Heli") [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost		$ 513	$ 1,415	$ 1,915

[1]	As of May 31, 2022 and 2023, the current amounts due from Metropolis, acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$998 and US$2,435, respectively and the non-current amounts due from Metropolis were US$2,770 and US$1,398, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2022 and 2023, the right-of-use assets related to the leases rented from Metropolis were US$7,891 and US$15,920, respectively, and the relevant lease liabilities were US$7,826 and US$15,723, respectively.
[2]	For the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was US$40,197, which was fully impaired.
[3]	In April 2016, the Group sold 51% of its equity interest in Dianshi Jingwei which became an equity method investee of the Group. In October 2021, the Group entered into a purchase agreement with Dianshi Jingwei for the purchase of learning devices of which $52,380 was further recorded as cost. In November 2022, the Company transferred all its equity interest in Dianshi Jingwei to the founder of Dianshi Jingwei and ceased the business cooperation aforementioned.
[4]	Prior to April 2022, the Group’s investment in Edutainment World’s preferred shares were accounted for available-for-sale investment, while since April 2022, the investment was accounted for using equity method considering that the Group can exercise significant influence over Edutainment World. For the year ended May 31, 2021, 2022 and 2023, the Group provided services to Edutainment World, from which the unpaid balance was US$2,016 and US$4,086 as of May 31, 2022 and 2023, respectively.